FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (in percent)	10.00%
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	$ 93
10% increase, trade payables	545
10% decrease, trade receivables	(93)
10% decrease, trade payables	(545)
Currency risk | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	77
10% increase, trade payables	75
10% decrease, trade receivables	(77)
10% decrease, trade payables	(75)
Currency risk | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	26
10% increase, trade payables	61
10% decrease, trade receivables	(26)
10% decrease, trade payables	(61)
Currency risk | MAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	18
10% increase, trade payables	23
10% decrease, trade receivables	(18)
10% decrease, trade payables	(23)
Currency risk | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	9
10% increase, trade payables	40
10% decrease, trade receivables	(9)
10% decrease, trade payables	(40)
Currency risk | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	7
10% increase, trade payables	6
10% decrease, trade receivables	(7)
10% decrease, trade payables	(6)
Currency risk | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	7
10% increase, trade payables	14
10% decrease, trade receivables	(7)
10% decrease, trade payables	(14)
Currency risk | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	6
10% increase, trade payables	12
10% decrease, trade receivables	(6)
10% decrease, trade payables	(12)
Currency risk | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	4
10% increase, trade payables	48
10% decrease, trade receivables	(4)
10% decrease, trade payables	(48)
Currency risk | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	1
10% increase, trade payables	10
10% decrease, trade receivables	(1)
10% decrease, trade payables	(10)
Currency risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12,921
Currency risk | Trade payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,439
Currency risk | Trade payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,452
Currency risk | Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	753
Currency risk | Trade payables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	614
Currency risk | Trade payables | MAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	232
Currency risk | Trade payables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	401
Currency risk | Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	59
Currency risk | Trade payables | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	138
Currency risk | Trade payables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	120
Currency risk | Trade payables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	478
Currency risk | Trade payables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	103
Currency risk | Trade payables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	132
Currency risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,375
Currency risk | Trade receivables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	770
Currency risk | Trade receivables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	931
Currency risk | Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	772
Currency risk | Trade receivables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	261
Currency risk | Trade receivables | MAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	178
Currency risk | Trade receivables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	87
Currency risk | Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	70
Currency risk | Trade receivables | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	66
Currency risk | Trade receivables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	59
Currency risk | Trade receivables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	36
Currency risk | Trade receivables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11
Currency risk | Trade receivables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 134